SCHEDULE OF DEPOSITS AND OTHER RECEIVABLES (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Deposits And Other Receivables
Deposits		$ 38,304	$ 73,754
Other receivables		9,971,592	15,531
Other Receivables Gross		10,009,896	89,285
Less: allowance for credit losses			(5,000)
Other Receivables Net	$ 1,291,266	$ 10,009,896	$ 84,285